UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07154

Cohen & Steers Total Return Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK—REAL ESTATE 79.6%
DIVERSIFIED 5.4%
American Assets Trust	113,637	$4,918,209
Forest City Enterprises, Class A(a)	78,359	1,999,722
Gramercy Property Trust	104,060	2,920,964
Vornado Realty Trust	97,408	10,909,696
		20,748,591
HEALTH CARE 7.4%
Aviv REIT	159,490	5,821,385
Health Care REIT	27,690	2,142,098
Healthcare Trust of America, Class A	117,195	3,265,053
Omega Healthcare Investors	120,395	4,884,425
Physicians Realty Trust	136,464	2,403,131
Ventas	134,839	9,845,944
		28,362,036
HOTEL 6.0%
Belmond Ltd., Class A (Bermuda)(a)	129,764	1,593,502
DiamondRock Hospitality Co.	170,130	2,403,937
Extended Stay America	98,963	1,932,747
Hersha Hospitality Trust	188,014	1,216,450
Hilton Worldwide Holdings(a)	86,372	2,558,339
Host Hotels & Resorts	97,143	1,960,346
La Quinta Holdings(a)	44,812	1,061,148
Strategic Hotels & Resorts(a)	393,981	4,897,184
Sunstone Hotel Investors	322,788	5,380,876
		23,004,529
INDUSTRIALS 5.7%
First Industrial Realty Trust	115,763	2,480,801
Prologis	282,277	12,295,986
QTS Realty Trust, Class A	69,064	2,514,620
Rexford Industrial Realty	126,098	1,993,609
STAG Industrial	103,509	2,434,532
		21,719,548
OFFICE 15.6%
BioMed Realty Trust	203,635	4,614,369
Boston Properties	28,115	3,949,595
Brandywine Realty Trust	149,567	2,390,081
Corporate Office Properties Trust	80,723	2,371,642

	Number of Shares	Value
Douglas Emmett	153,826	$4,585,553
Empire State Realty Trust, Class A	215,474	4,053,066
Equity Commonwealth	136,671	3,628,615
Highwoods Properties	102,470	4,691,077
Hudson Pacific Properties	51,801	1,719,275
Kilroy Realty Corp.	97,842	7,452,625
Liberty Property Trust	88,300	3,152,310
Parkway Properties	201,572	3,497,274
PS Business Parks	8,903	739,305
SL Green Realty Corp.	99,062	12,717,580
		59,562,367
RESIDENTIAL 14.8%
APARTMENT 14.2%
American Homes 4 Rent, Class A	142,399	2,356,704
Apartment Investment & Management Co.	147,341	5,799,342
AvalonBay Communities	10,178	1,773,517
Equity Residential	272,521	21,218,485
Essex Property Trust	40,569	9,326,813
Home Properties	44,570	3,088,255
UDR	310,380	10,562,231
		54,125,347
MANUFACTURED HOME 0.6%
Sun Communities	35,425	2,363,556
TOTAL RESIDENTIAL		56,488,903
SELF STORAGE 5.3%
CubeSmart	268,881	6,493,476
Extra Space Storage	72,604	4,905,852
Public Storage	22,827	4,500,115
Sovran Self Storage	46,554	4,373,283
		20,272,726
SHOPPING CENTERS 18.7%
COMMUNITY CENTER 7.1%
Brixmor Property Group	123,312	3,273,934
DDR Corp.	246,607	4,591,822
Kimco Realty Corp.	102,956	2,764,369
Ramco-Gershenson Properties Trust	152,315	2,833,059
Regency Centers Corp.	86,645	5,895,326
Retail Properties of America, Class A	112,551	1,804,192
Urban Edge Properties	48,704	1,154,285

	Number of Shares	Value
Weingarten Realty Investors	85,612	$3,080,320
WP GLIMCHER	96,935	1,612,029
		27,009,336
FREE STANDING 1.2%
Spirit Realty Capital	395,688	4,779,911

REGIONAL MALL 10.4%
General Growth Properties	139,596	4,125,062
Macerich Co. (The)	42,471	3,581,579
Pennsylvania REIT	79,992	1,858,214
Simon Property Group	138,883	27,171,070
Taubman Centers	41,566	3,205,986
		39,941,911
TOTAL SHOPPING CENTERS		71,731,158
SPECIALTY 0.7%
CyrusOne	86,218	2,683,104
TOTAL COMMON STOCK (Identified cost—$207,588,515)		304,572,962
PREFERRED SECURITIES—$25 PAR VALUE 16.2%
BANKS 0.5%
First Republic Bank, 5.625%	40,000	1,003,200
Regions Financial Corp., 6.375%, Series B	40,000	1,036,800
		2,040,000
BANKS—FOREIGN 0.1%
National Westminster Bank PLC, 7.76%, Series C (United Kingdom)	13,358	347,308

FINANCE—INVESTMENT BANKER/BROKER 0.3%
Morgan Stanley, 6.375%, Series I	40,000	1,041,600

INDUSTRIALS—CHEMICALS 0.2%
CHS, 6.75%	30,000	780,600

INSURANCE—MULTI-LINE—FOREIGN 0.3%
ING Groep N.V., 7.375% (Netherlands)	40,000	1,030,000

REAL ESTATE 14.8%
DIVERSIFIED 4.2%
Colony Financial, 8.50%, Series A	49,220	1,309,252
DuPont Fabros Technology, 7.875%, Series A	40,000	1,024,400
DuPont Fabros Technology, 7.625%, Series B	40,000	1,030,000
EPR Properties, 6.625%, Series F	50,000	1,300,000

	Number of Shares	Value
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)	11,300	$556,242
National Retail Properties, 6.625%, Series D	124,000	3,256,240
National Retail Properties, 5.70%, Series E	24,000	598,800
NorthStar Realty Finance Corp., 8.50%, Series D	17,500	455,700
NorthStar Realty Finance Corp., 8.75%, Series E	73,800	1,948,320
PS Business Parks, 5.75%, Series U	55,139	1,348,700
Urstadt Biddle Properties, 7.125%, Series F	20,000	530,200
Vornado Realty Trust, 6.625%, Series I	30,796	780,987
Vornado Realty Trust, 5.70%, Series K	30,000	747,300
Wells Fargo Real Estate Investment Corp., 6.375%, Series A	50,135	1,304,513
		16,190,654
FINANCE 0.4%
iStar Financial, 7.50%, Series I	67,101	1,660,079

HEALTH CARE 0.4%
Health Care REIT, 6.50%, Series J	58,400	1,566,288

HOTEL 1.6%
Ashford Hospitality Trust, 8.45%, Series D	19,350	497,682
Ashford Hospitality Trust, 9.00%, Series E	20,000	532,000
Chesapeake Lodging Trust, 7.75%, Series A	20,000	527,000
Hersha Hospitality Trust, 8.00%, Series B	45,000	1,172,250
Hospitality Properties Trust, 7.125%, Series D	38,600	1,021,356
LaSalle Hotel Properties, 6.375%, Series I	25,000	630,000
Pebblebrook Hotel Trust, 7.875%, Series A	35,000	909,650
Sunstone Hotel Investors, 8.00%, Series D	25,000	652,500
		5,942,438
INDUSTRIALS 0.2%
First Potomac Realty Trust, 7.75%, Series A	15,000	384,825
Monmouth Real Estate Investment Corp., 7.875%, Series B	20,000	535,000
		919,825
OFFICE 2.0%
American Realty Capital Properties, 6.70%, Series F	152,647	3,602,469
Corporate Office Properties Trust, 7.375%, Series L	28,428	746,235
Hudson Pacific Properties, 8.375%, Series B	8,500	222,275
Kilroy Realty Corp., 6.875%, Series G	75,000	1,942,500
SL Green Realty Corp., 6.50%, Series I	40,000	1,050,000
		7,563,479

	Number of Shares	Value
RESIDENTIAL 0.5%
APARTMENT 0.2%
Apartment Investment & Management Co., 6.875%	23,456	$627,682
MANUFACTURED HOME 0.3%
Campus Crest Communities, 8.00%, Series A	24,650	624,385
Equity Lifestyle Properties, 6.75%, Series C	23,971	635,231
		1,259,616
TOTAL RESIDENTIAL		1,887,298
SELF STORAGE 1.0%
Public Storage, 5.875%, Series A	59,075	1,505,231
Public Storage, 6.35%, Series R	50,000	1,326,000
Public Storage, 6.375%, Series Y	34,000	913,920
		3,745,151
SHOPPING CENTERS 3.8%
COMMUNITY CENTER 2.1%
Cedar Realty Trust, 7.25%, Series B	20,000	512,600
DDR Corp., 6.50%, Series J	77,100	1,969,134
DDR Corp., 6.25%, Series K	20,697	528,808
Kimco Realty Corp., 6.90%, Series H	60,000	1,536,600
Kite Realty Group Trust, 8.25%, Series A	35,000	910,175
WP GLIMCHER, 8.125%, Series G	79,989	2,004,125
WP GLIMCHER, 7.50%, Series H	19,000	504,450
		7,965,892
FREE STANDING 0.3%
Realty Income Corp., 6.625%, Series F	36,479	963,775

REGIONAL MALL 1.4%
CBL & Associates Properties, 7.375%, Series D	63,830	1,612,346
General Growth Properties, 6.375%, Series A	50,000	1,275,000
Pennsylvania REIT, 8.25%, Series A	25,000	662,500
Taubman Centers, 6.50%, Series J	33,470	864,195
Taubman Centers, 6.25%, Series K	39,613	997,059
		5,411,100
TOTAL SHOPPING CENTERS		14,340,767
SPECIALTY 0.7%
Digital Realty Trust, 7.00%, Series E	15,000	390,750

	Number of Shares	Value
Digital Realty Trust, 7.375%, Series H	88,000	$2,429,680
		2,820,430
TOTAL REAL ESTATE		56,636,409
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$59,531,076)		61,875,917

PREFERRED SECURITIES—CAPITAL SECURITIES 3.3%
BANKS 0.5%
Bank of America Corp., 6.50%, Series Z	1,000,000	1,060,000
Farm Credit Bank of Texas, 10.00%, Series I	500	624,844
		1,684,844
BANKS—FOREIGN 1.6%
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	400,000	436,000
Barclays PLC, 8.25% (United Kingdom)	1,000,000	1,073,416
Credit Agricole SA, 7.875%, 144A (France)(b)	400,000	424,868
Deutsche Bank AG, 7.50% (Germany)	1,000,000	1,018,750
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(b)	500,000	623,125
Lloyds Banking Group PLC, 7.50% (United Kingdom)	1,000,000	1,065,000
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	1,000,000	1,265,000
		5,906,159
FINANCE—DIVERSIFIED FINANCIAL SERVICES 0.1%
UBS Group AG, 7.00% (Switzerland)	200,000	208,120
UBS Group AG, 7.125% (Switzerland)	200,000	210,050
		418,170
INSURANCE 0.6%
LIFE/HEALTH INSURANCE—FOREIGN 0.1%
La Mondiale Vie, 7.625% (France)	500,000	555,312

MULTI-LINE—FOREIGN 0.3%
AXA SA, 6.463%, 144A (France)(b)	1,000,000	1,070,000

PROPERTY CASUALTY—FOREIGN 0.2%
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)	606,000	655,995
TOTAL INSURANCE		2,281,307
INTEGRATED TELECOMMUNICATIONS SERVICES 0.3%
Embarq Corp., 7.995%, due 6/1/36	1,000,000	1,191,600

		Number of Shares	Value
UTILITIES—ELECTRIC UTILITIES—FOREIGN 0.2%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(b)		750,000	$906,356
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$11,662,918)			12,388,436

		Principal Amount
CORPORATE BONDS—INSURANCE 0.1%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(b)		$375,000	491,036
TOTAL CORPORATE BONDS (Identified cost—$345,008)			491,036

SHORT-TERM INVESTMENTS 0.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(c)		1,900,000	1,900,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$1,900,000)			1,900,000

TOTAL INVESTMENTS (Identified cost—$281,027,517)	99.7%		381,228,351

OTHER ASSETS IN EXCESS OF LIABILITIES	0.3		1,215,031

NET ASSETS (Equivalent to $14.63 per share based on 26,135,469 shares of common stock outstanding)	100.0%		$382,443,382

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.
(a) Non-income producing security.
(b) Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.9% of the net assets of the Fund.
(c) Rate quoted represents the annualized seven-day yield of the Fund.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

                Note 1. Portfolio Valuation

                Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

                Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

                Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

                Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

                The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

                Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

 Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

                The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

                Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of March 31, 2015.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$304,572,962	$304,572,962	$—	$—
Preferred Securities - $25 Par Value	61,875,917	61,875,917	—	—
Preferred Securities - Capital Securities:				—
Banks	1,684,844	—	1,060,000	624,844
Other Industries	10,703,592	—	10,703,592	—
Corporate Bonds	491,036	—	491,036	—
Money Market Funds	1,900,000	—	1,900,000	—
Total Investments(a)	$381,228,351	$366,448,879	$14,154,628	$624,844

(a)         Portfolio holdings are disclosed individually on the Schedule of Investments.

(b)         Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not  readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

                Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Total Investments in Securities
Balance as of December 31, 2014	$611,562
Change in unrealized appreciation (depreciation)	13,282
Balance as of March 31, 2015	$624,844

                The change in unrealized appreciation (depreciation) attributable to securities owned on March 31, 2015 which were valued using significant unobservable inputs (Level 3) amounted to $13,282.

Cohen & Steers Total Return Realty Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2.   Income Tax Information

                As of March 31, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$281,027,517
Gross unrealized appreciation	$100,738,218
Gross unrealized depreciation	(537,384)
Net unrealized appreciation	$100,200,834

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 27, 2015